VIA EDGAR

August 12, 1999


Office of Filings, Information and Consumer Services
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	UAM Funds Trust (the "Fund")
	File Nos. (33-79858/811-8544)

Dear Sir/Madam,

Pursuant to Rule 497(j) under the Securities Act of
1933 (the "Act"), on behalf of the Fund I hereby certify that the definitive forms of prospectuses and statements of additional information dated August 9, 1999, that would have been filed under Rule 497(c), do not differ from the forms of the prospectuses and statements of additional information contained in the Fund's most recent registration. This registration statement was electronically filed under Rule 485(b) as Post Effective Amendment No. 35 under the Act on
August 9, 1999.

If you have any questions or comments regarding this filing, please call me 617-542-5440.

Sincerely,

/s/ Martin J. Wolin
Martin J. Wolin
Associate General Counsel